COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of contingent liabilities
Pembina had the following contractual obligations outstanding at December 31, 2018:

	Payments Due By Period
Contractual Obligations ($ millions)	Total	Less than 1 year	1 – 3 years	3 – 5 years	After 5 years
Leases and other(1)	796	118	220	163	295
Loans and borrowings(2)	10,794	724	2,334	1,183	6,553
Construction commitments(3)	1,001	643	34	19	305
Advances to related parties(4)	96	96	—	—	—
Total contractual obligations	12,687	1,581	2,588	1,365	7,153

(1)	Includes office space, surface land, vehicles and rail car leases.

(2)	Excluding deferred financing costs. Including interest payments on senior unsecured notes.

(3)	Excluding significant projects that are awaiting regulatory approval at December 31, 2018 and for which Pembina is not committed to construct.

(4)	The Company has a contractual commitment to advance $96 million (US$70 million) to the Company's jointly controlled investment, Ruby Pipeline, L.L.C. by March 28, 2019.